Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Registrant Name	ASLAN PHARMACEUTICALS LIMITED
Entity Central Index Key	0001722926
Current Fiscal Year End Date	--12-31